Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of income statement [line items]
Income of the period	$ 749,685	$ 855,330
Non-controlling interests income	168,179	(732,203)
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest and readjustments income (expense)	164,036	232,125
Income of the period	11,542	(72,964)
Non-controlling interests income	$ 1,491	$ (9,417)